FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-03479
                                                     ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/29/08
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 29, 2008

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .....................................    3

Notes to Statement of Investments ............................   18

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.1%
  MUNICIPAL BONDS 96.1%
  NEW YORK 95.4%
  Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 .............   $      5,250,000   $    5,262,915
  Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 ............................................          1,270,000        1,268,654
     Albany Medical Center Project, 6.00%, 5/01/29 ............................................          1,460,000        1,379,758
     St. Peter's Hospital Project, Series A, 5.25%, 11/15/27 ..................................          5,000,000        4,679,200
     St. Peter's Hospital Project, Series A, 5.25%, 11/15/32 ..................................          5,000,000        4,560,400
     St. Peter's Hospital Project, Series E, 5.50%, 11/15/27 ..................................          1,135,000        1,083,698
     St. Peter's Hospital Project, Series E, 5.25%, 11/15/32 ..................................          1,150,000        1,039,531
     St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31 .................          2,750,000        2,973,493
  Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/20 .....................................................            555,000          603,218
     Refunding, Series A, 5.625%, 7/15/25 .....................................................            415,000          451,055
     Series A, Pre-Refunded, 5.625%, 7/15/20 ..................................................            695,000          756,375
     Series A, Pre-Refunded, 5.625%, 7/15/25 ..................................................            585,000          636,661
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student
    Housing Corp.,
     Series A, AMBAC Insured, 5.125%, 8/01/20 .................................................          1,410,000        1,455,910
     Series A, AMBAC Insured, 5.25%, 8/01/31 ..................................................          5,055,000        5,125,922
     Series B, AMBAC Insured, 5.625%, 8/01/20 .................................................          1,690,000        1,802,385
     Series B, AMBAC Insured, 5.75%, 8/01/25 ..................................................          3,050,000        3,263,012
     Series B, AMBAC Insured, 5.75%, 8/01/30 ..................................................          3,440,000        3,675,296
     Series B, AMBAC Insured, 5.25%, 8/01/31 ..................................................          1,000,000        1,014,030
  Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
     11/01/24 .................................................................................          9,000,000        9,105,480
     11/01/25 .................................................................................         12,000,000       12,099,120
     11/01/26 .................................................................................         14,250,000       14,332,650
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ........................          4,370,000        5,107,044
  Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%,
    9/01/40 ...................................................................................         16,000,000       17,314,880
  Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ...........................................................................          2,835,000        2,875,909
     5.125%, 9/01/31 ..........................................................................          5,045,000        5,059,984
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
     10/01/30 .................................................................................          3,000,000        2,851,920
     10/01/35 .................................................................................          1,500,000        1,408,275
  Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ................................            470,000          475,396
  Liberty Development Corp. Revenue,
     5.50%, 10/01/37 ..........................................................................         27,000,000       26,419,770
     Goldman Sachs Headquarters, 5.25%, 10/01/35 ..............................................         68,600,000       65,895,102
  Long Island Power Authority Electric System Revenue,
     General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 ..........................          5,000,000        5,085,000
     General, Series A, FSA Insured, Pre-Refunded, 5.00%, 12/01/18 ............................         10,000,000       10,164,100
     General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ...........................         28,210,000       28,681,389
     General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ...........................         15,060,000       15,333,791
     General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 ...........................          9,000,000        9,153,000
     General, Series A, Pre-Refunded, 5.75%, 12/01/24 .........................................         15,000,000       15,274,050
     General, Series B, 5.00%, 12/01/35 .......................................................          5,000,000        4,524,300


                                          Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Long Island Power Authority Electric System Revenue, (continued)
     General, Series C, 5.00%, 9/01/35 ........................................................   $     16,000,000   $   14,483,200
     Series A, AMBAC Insured, 5.00%, 9/01/29 ..................................................         24,000,000       22,817,040
     Series A, AMBAC Insured, 5.00%, 9/01/34 ..................................................         20,670,000       19,401,482
  Madison County IDA Civic Facility Revenue, Colgate University Project, Series B, 5.00%,
    7/01/33 ...................................................................................          2,000,000        1,914,060
  Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 ...........................................................................          1,045,000        1,058,804
     4.625%, 8/15/18 ..........................................................................          1,155,000        1,166,284
     4.625%, 8/15/19 ..........................................................................          1,210,000        1,210,690
     4.75%, 8/15/20 ...........................................................................          1,270,000        1,267,600
     4.75%, 8/15/21 ...........................................................................          1,330,000        1,305,355
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ..........          1,285,000        1,291,733
  Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
    Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
     7/01/29 ..................................................................................          5,710,000        5,374,937
     7/01/34 ..................................................................................          3,000,000        2,787,000
  MTA Commuter Facilities Revenue,
     Series 8, Pre-Refunded, 5.50%, 7/01/21 ...................................................          5,000,000        5,489,150
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 .....................................          8,655,000        9,246,223
     Series A, Pre-Refunded, 6.00%, 7/01/24 ...................................................          5,575,000        5,835,185
     Series A, Pre-Refunded, 5.25%, 7/01/28 ...................................................         18,300,000       19,579,902
     Series A, Pre-Refunded, 6.125%, 7/01/29 ..................................................          9,625,000       10,089,791
     Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ..................................         19,100,000       19,824,272
     Series R, Pre-Refunded, 5.50%, 7/01/17 ...................................................          2,000,000        2,228,960
  MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, 5.00%, 11/15/30 .....................................................         25,000,000       23,730,250
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .....................................         27,260,000       29,043,349
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ....................................         39,685,000       42,339,133
     Series A, FSA Insured, 5.00%, 11/15/28 ...................................................         41,575,000       40,887,765
     Series A, FSA Insured, 5.00%, 11/15/32 ...................................................         71,685,000       69,990,367
     Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ......................................         25,800,000       28,006,674
     Series A, MBIA Insured, 5.00%, 11/15/35 ..................................................         45,430,000       42,892,734
     Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 .....................................         20,500,000       21,722,005
     Series B, MBIA Insured, 4.75%, 11/15/26 ..................................................          5,200,000        4,881,344
  MTA Revenue,
   a New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 .....................         40,000,000       38,336,400
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 .......................................         22,010,000       21,428,716
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .......................................         34,000,000       33,498,840
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ........................................         68,130,000       65,881,029
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ......................................         15,000,000       14,726,400
     Refunding, Series E, 5.25%, 11/15/31 .....................................................         15,000,000       14,898,300
     Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ......................................          5,000,000        4,875,700
     Series A, 5.00%, 11/15/37 ................................................................         20,000,000       18,460,000
     Series A, FGIC Insured, 5.00%, 11/15/32 ..................................................         10,355,000        9,833,522
     Series B, 5.00%, 11/15/37 ................................................................         20,000,000       18,460,000
     Series B, Pre-Refunded, 5.25%, 11/15/32 ..................................................         28,720,000       31,417,095
     Transportation, Series A, 5.00%, 11/15/35 ................................................         10,000,000        9,276,400
     Transportation, Series F, 5.00%, 11/15/35 ................................................         11,000,000       10,204,040


4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Service Contract Revenue,
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ...................................   $      7,500,000   $    6,978,150
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ...................................          7,590,000        6,792,443
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ...................................          2,065,000        1,688,323
     Refunding, Series A, 5.125%, 1/01/29 .....................................................          6,000,000        5,882,940
     Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 .......................................         50,000,000       50,226,000
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ........................................         12,760,000       12,570,131
     Series B, 5.375%, 1/01/30 ................................................................         50,000,000       50,254,000
     Series B, MBIA Insured, 5.00%, 1/01/31 ...................................................         22,290,000       21,638,686
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ....................................         13,125,000       12,669,431
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ....................................          9,000,000        8,373,780
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ....................................         15,380,000       13,148,516
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ....................................          7,935,000        6,487,577
  MTA Transit Facilities Revenue, Series A, Pre-Refunded,
     5.50%, 7/01/22 ...........................................................................         16,170,000       16,417,239
     6.00%, 7/01/24 ...........................................................................          7,000,000        7,322,000
     5.625%, 7/01/27 ..........................................................................         14,440,000       14,664,109
     6.125%, 7/01/29 ..........................................................................         11,595,000       12,147,154
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
    6.50%, 7/15/27 ............................................................................         15,000,000       15,944,550
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ..............................................................         36,040,000       38,374,311
  New York City GO,
     Citysavers, Series B, zero cpn., 8/01/09 .................................................          8,875,000        8,540,768
     Citysavers, Series B, zero cpn., 8/01/10 .................................................          2,690,000        2,483,973
     Citysavers, Series B, zero cpn., 6/01/12 .................................................          1,030,000          939,638
     Citysavers, Series B, zero cpn., 12/01/12 ................................................          1,030,000          921,623
     Citysavers, Series B, zero cpn., 6/01/13 .................................................          1,030,000          894,710
     Citysavers, Series B, zero cpn., 12/01/13 ................................................          1,030,000          876,695
     Citysavers, Series B, zero cpn., 6/01/14 .................................................          1,030,000          849,647
     Citysavers, Series B, zero cpn., 12/01/14 ................................................          1,030,000          831,797
     Citysavers, Series B, zero cpn., 6/01/15 .................................................          1,030,000          805,151
     Citysavers, Series B, zero cpn., 12/01/15 ................................................          1,030,000          786,436
     Citysavers, Series B, zero cpn., 6/01/16 .................................................          1,030,000          760,006
     Citysavers, Series B, zero cpn., 12/01/16 ................................................          1,030,000          741,579
     Citysavers, Series B, zero cpn., 6/01/17 .................................................          1,030,000          716,314
     Citysavers, Series B, zero cpn., 12/01/17 ................................................          1,030,000          698,299
     Citysavers, Series B, zero cpn., 6/01/18 .................................................          1,030,000          673,826
     Citysavers, Series B, zero cpn., 12/01/18 ................................................          1,005,000          640,376
     Citysavers, Series B, zero cpn., 6/01/19 .................................................          1,030,000          630,072
     Citysavers, Series B, zero cpn., 12/01/19 ................................................          1,030,000          613,756
     Citysavers, Series B, zero cpn., 6/01/20 .................................................         10,000,000        5,309,600
     Fiscal 2003, Series I, 5.00%, 3/01/29 ....................................................         10,000,000        9,441,300
     Fiscal 2003, Series I, 5.00%, 3/01/30 ....................................................         14,785,000       13,920,373
     Pre-Refunded, 5.50%, 5/15/24 .............................................................          8,920,000        9,526,471
     Refunding, 5.50%, 5/15/24 ................................................................          1,080,000        1,097,669
     Refunding, Series C, 5.00%, 1/01/26 ......................................................          4,045,000        3,846,512
     Series A, FSA Insured, 6.00%, 5/15/30 ....................................................          1,095,000        1,163,854


                                          Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO, (continued)
     Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ......................................   $      5,155,000   $    5,565,750
     Series B, 7.00%, 2/01/18 .................................................................             25,000           25,086
     Series C, 7.00%, 2/01/12 .................................................................            705,000          716,534
     Series C, FSA Insured, 5.125%, 3/15/25 ...................................................            165,000          165,323
     Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 .....................................          6,335,000        6,799,799
     Series D, 8.00%, 8/01/17 .................................................................              5,000            5,089
     Series D, 7.50%, 2/01/18 .................................................................              5,000            5,019
     Series D, 5.125%, 8/01/19 ................................................................          1,985,000        2,003,719
     Series D, 5.50%, 6/01/24 .................................................................         16,160,000       16,371,534
     Series D, 5.00%, 10/15/29 ................................................................          5,000,000        4,716,000
     Series D, 5.00%, 11/01/34 ................................................................          5,000,000        4,650,200
     Series D, Pre-Refunded, 5.25%, 10/15/23 ..................................................          5,000,000        5,463,400
     Series D, Pre-Refunded, 5.50%, 6/01/24 ...................................................          7,785,000        8,482,614
     Series D1, 5.125%, 12/01/28 ..............................................................          5,230,000        5,026,187
     Series F, 5.30%, 1/15/26 .................................................................         24,070,000       23,794,639
     Series F, Pre-Refunded, 5.30%, 1/15/26 ...................................................         20,930,000       22,697,120
     Series H, 7.20%, 2/01/15 .................................................................              5,000            5,018
     Series H, FSA Insured, 5.375%, 8/01/27 ...................................................          8,510,000        8,642,331
     Series H, MBIA Insured, 5.125%, 8/01/25 ..................................................          3,645,000        3,626,155
     Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ....................................            355,000          362,604
     Series M, 5.00%, 4/01/35 .................................................................         10,000,000        9,282,800
  New York City IDA Civic Facility Revenue,
     College of New Rochelle Project, 5.80%, 9/01/26 ..........................................          1,500,000        1,532,235
     Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 .................          7,820,000        7,322,883
     Institute of International Education Inc. Project, 5.25%, 9/01/21 ........................          1,530,000        1,556,285
     Institute of International Education Inc. Project, 5.25%, 9/01/31 ........................          5,235,000        5,172,337
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ...............................         18,000,000       17,634,600
     Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 .....................          3,860,000        3,747,983
  New York City IDAR, Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/39 ...........          8,000,000        7,442,240
  New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38 ....         59,000,000       57,031,170
  New York City Municipal Finance Authority Water and Sewer System Revenue,
     2002, Series B, 5.00%, 6/15/26 ...........................................................         25,000,000       24,499,250
     Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37 ..........................         10,000,000        9,555,500
     Series B, 5.00%, 6/15/36 .................................................................         25,000,000       23,940,500
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 .........................................         10,000,000        9,596,900
     Refunding, Series B, 6.10%, 6/15/31 ......................................................         11,005,000       11,815,078
     Refunding, Series B, 6.00%, 6/15/33 ......................................................          6,040,000        6,471,437
     Refunding, Series D, 5.00%, 6/15/37 ......................................................         14,865,000       14,204,251
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 .......................................         34,175,000       34,334,939
     Second General Resolution, Series AA, 4.75%, 6/15/37 .....................................         40,000,000       35,042,400
     Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 .....................................         19,315,000       20,313,585
     Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 .....................................         11,655,000       12,221,083
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 .....................................          7,000,000        7,483,350
     Series A, Pre-Refunded, 5.75%, 6/15/30 ...................................................         41,190,000       43,292,749
     Series B, Pre-Refunded, 6.10%, 6/15/31 ...................................................          3,995,000        4,318,475
     Series B, Pre-Refunded, 6.00%, 6/15/33 ...................................................         10,260,000       11,068,283


6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transitional Finance Authority Building Aid Revenue, Series S-2, FGIC Insured,
    5.00%, 1/15/37 ............................................................................   $     22,000,000   $   19,690,660
  New York City Transitional Finance Authority Revenue,
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 .........................             55,000           57,439
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 .........................              5,000            5,070
     Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 .......................................          1,515,000        1,490,048
     Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 .........................          2,160,000        2,190,434
     Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 .......................................          1,485,000        1,448,929
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 .........................          5,515,000        5,759,590
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 .........................          3,730,000        3,874,314
     Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 ..................................          7,290,000        7,099,002
     Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ...................          2,900,000        2,846,466
     Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ....................         15,000,000       14,750,100
     Future Tax Secured, Series A, 5.25%, 8/01/31 .............................................         28,205,000       28,322,051
     Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ...............................         15,805,000       15,431,370
     Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .................            260,000          275,696
     Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ..............................         20,000,000       21,278,600
     Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ...............................         29,000,000       30,735,940
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ...............................         27,005,000       28,837,019
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ...............................          2,400,000        2,608,824
     Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30 ................            100,000          107,697
     Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ..............................         15,000,000       16,178,550
     Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ...............................            230,000          247,703
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ..............................         16,800,000       17,925,600
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ...............................          4,430,000        4,626,471
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ...............................            320,000          324,509
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ...............................          8,655,000        8,989,862
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ..............................         13,660,000       14,575,220
     Future Tax Secured, Series D, 5.00%, 2/01/27 .............................................         62,025,000       60,832,879
     Future Tax Secured, Series E, 5.00%, 2/01/25 .............................................          5,000,000        4,949,150
     Future Tax Secured, Series E, 5.00%, 2/01/27 .............................................         10,000,000        9,807,800
     Future Tax Secured, Series E, 5.00%, 2/01/33 .............................................         18,035,000       17,460,225
     Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 .........................            335,000          336,628
     Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ...........          1,030,000        1,070,448
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .....................................          2,270,000        2,359,143
  New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
    Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 .....................................         79,840,000       84,223,216
  New York City Trust Cultural Resources Revenue,
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ......................         15,500,000       15,513,795
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ..............................         10,500,000       10,101,315
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%,
     11/15/35 .................................................................................         33,130,000       31,009,017
     11/15/44 .................................................................................         31,000,000       27,654,480
  New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
    12/15/32 ..................................................................................          1,525,000        1,548,394


                                          Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 .............................................................   $     18,000,000   $   18,428,400
  New York State Commissioner of General Services Revenue, People of the State of New York,
     Certificate of Lease Assessment, Pre-Refunded,
        5.70%, 3/01/29 ........................................................................         60,423,385       57,378,047
        5.75%, 3/01/29 ........................................................................         32,854,836       31,391,482
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ...........................          2,055,000        2,065,912
  New York State Dormitory Authority Lease Revenue,
     Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ...........................................         58,245,000       62,821,310
     Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ................................          4,000,000        4,373,040
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ........................................         12,650,000       12,208,894
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ........          2,000,000        2,155,580
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ........          7,700,000        8,202,348
     State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ......................          5,500,000        5,871,250
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ..........................          5,750,000        6,210,460
     State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded, 5.125%,
       7/01/28 ................................................................................          4,800,000        5,016,240
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/19 ................................................................................          5,090,000        5,343,991
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/29 ................................................................................          9,250,000        9,711,575
  New York State Dormitory Authority Revenue,
     FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ..............................................         45,000,000       48,729,600
     Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 .........................          4,000,000        4,054,040
     Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ..........................          5,500,000        5,310,635
     School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ...............          9,500,000        9,308,575
     State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ...................          2,910,000        2,954,669
     Teachers College, MBIA Insured, 5.00%, 7/01/22 ...........................................          2,885,000        2,912,696
     Teachers College, MBIA Insured, 5.00%, 7/01/32 ...........................................          6,000,000        5,941,260
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 .....................................          3,720,000        3,612,046
     Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 .......................          7,365,000        7,889,020
  New York State Dormitory Authority Revenues,
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ........................................          4,730,000        4,637,008
     City University System, Consolidated Fourth General, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 7/01/30 .........................................................................         20,705,000       21,846,467
     City University System, Consolidated Fourth General Resolution, Series A, Pre-Refunded,
       5.25%, 7/01/31 .........................................................................         12,000,000       12,819,720
     City University System Consolidated, Series C, 7.50%, 7/01/10 ............................          8,415,000        8,863,351
     City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 .......................          1,020,000        1,051,926
     City University System Consolidated, Third General, Refunding, Series 1, FGIC Insured,
       5.25%, 7/01/25 .........................................................................          4,100,000        4,072,038
     City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
       5.50%, 7/01/29 .........................................................................         38,375,000       40,289,912
     Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
       5.00%, 7/01/29 .........................................................................          9,700,000       10,415,860
     Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
       5.125%, 7/01/34 ........................................................................         15,000,000       16,212,000
     Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ...........................          4,510,000        4,594,157


8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ............................   $        490,000   $        490,284
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .........          5,000,000          5,037,150
     Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 .........................         35,000,000         32,307,100
     Mental Health Services Facilities Improvement, Refunding, Series D, MBIA Insured,
       5.00%, 8/15/17 .......................................................................         22,965,000         23,277,554
     Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
       2/15/30 ..............................................................................          5,000,000          4,775,400
     Mental Health Services Facilities Improvement, Series B, MBIA Insured,
       Pre-Refunded, 6.00%, 2/15/25 .........................................................          5,460,000          5,801,141
     Mental Health Services Facilities Improvement, Series B, MBIA Insured,
       Pre-Refunded, 6.00%, 2/15/30 .........................................................          4,300,000          4,568,664
     Mental Health Services Facilities Improvement, Series B, MBIA Insured,
       Pre-Refunded, 5.25%, 8/15/31 .........................................................          3,975,000          4,262,830
     Mental Health Services Facilities Improvement, Series D, FSA Insured,
       Pre-Refunded, 5.50%, 2/15/21 .........................................................          1,015,000          1,079,787
     Mental Health Services Facilities Improvement, Series D, FSA Insured,
       Pre-Refunded, 5.50%, 8/15/21 .........................................................          2,065,000          2,196,809
     Mental Health Services Facilities Improvement, Series D, FSA Insured,
       Pre-Refunded, 5.25%, 8/15/30 .........................................................          4,460,000          4,718,546
     Mental Health Services Facilities Improvement, Series D, MBIA Insured,
       Pre-Refunded, 5.00%, 8/15/17 .........................................................             35,000             35,769
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ......................................          6,000,000          5,647,500
     New School University, MBIA Insured, 5.00%, 7/01/31 ....................................          2,500,000          2,465,950
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ........................          4,900,000          4,828,950
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ...........................          3,500,000          3,454,290
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ...........................          5,000,000          4,898,500
     New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ............................         15,200,000         14,493,504
     Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 .................         10,000,000          9,744,000
     Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 .................         10,500,000         10,150,140
     Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 .............          2,435,000          2,416,957
     Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 .............          3,125,000          3,030,688
     Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty,
       5.125%, 7/01/37 ......................................................................          3,000,000          2,849,430
     Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 .......          7,750,000          7,434,808
     Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 .......          5,200,000          4,941,508
     Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.125%,
       9/01/23 ..............................................................................            100,000            105,634
     Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.25%,
       9/01/28 ..............................................................................             80,000             84,652
     Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
       9/01/23 ..............................................................................          1,700,000          1,570,222
     Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
       9/01/28 ..............................................................................          1,420,000          1,269,792
     Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 ......         10,060,000          9,607,702
     Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%, 8/01/24 ...          2,500,000          2,464,125
     Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
       MBIA Insured, 5.00%, 7/01/35 .........................................................          5,000,000          4,547,300


                                          Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Non-State Supported Debt, New York and Presbyterian Hospital, FSA Insured, 5.00%,
       8/15/36 ..............................................................................   $     14,185,000   $     13,562,988
     Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26 ...........          5,475,000          5,358,875
     Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
       7/01/27 ..............................................................................          5,470,000          5,330,734
     Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
       7/01/32 ..............................................................................          5,000,000          4,815,750
     Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
       7/01/37 ..............................................................................         18,500,000         17,624,580
     Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
       5/01/32 ..............................................................................          6,250,000          5,639,438
     Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26 ..........          2,665,000          2,558,613
     Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31 ..........          2,500,000          2,294,075
     Non-State Supported Debt, School District Financing Program, Series C, FSA Insured,
       5.00%, 10/01/37 ......................................................................          6,550,000          6,333,850
     Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C, MBIA
       Insured, 5.00%, 4/01/35 ..............................................................          7,525,000          7,265,011
     Non-State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
       5.00%, 10/01/34 ......................................................................          5,000,000          4,877,750
     Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
       4.75%, 2/15/37 .......................................................................          5,000,000          4,195,750
     Non-State Supported Debt, University of Rochester, Series B, 5.00%, 7/01/32 ............          7,645,000          7,233,087
     North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 ............................          2,500,000          2,733,875
     Nursing Home, Center for Nursing, FHA Insured, Pre-Refunded, 5.55%, 8/01/37 ............          8,435,000          8,711,921
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ..............................          1,780,000          1,781,780
     Rockefeller University, Series A1, 5.00%, 7/01/32 ......................................         11,500,000         11,499,195
     Skidmore College, FGIC Insured, 5.00%, 7/01/33 .........................................          6,565,000          6,336,078
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ...........................          1,000,000            990,010
     St. John's University, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ......................          5,770,000          5,882,284
     St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ............          5,310,000          5,729,490
     State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ....................          1,725,000          1,728,071
     State Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ..........................             25,000             25,316
     State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
       2/15/21 ..............................................................................             95,000            101,064
     State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
       8/15/21 ..............................................................................            205,000            218,085
     State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%,
       8/15/30 ..............................................................................            165,000            174,565
     State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ...............          7,690,000          7,281,584
     State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%,
       2/15/28 ..............................................................................          1,505,000          1,614,323
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 ...                                    --
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 ...             30,000             31,874
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/25 .......................................................................            640,000            679,988
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 .......................................................................                                    --


10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 .......................................................................   $        535,000   $        568,427
     State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.25%,
       8/15/30 ..............................................................................            145,000            144,239
     State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
       5.50%, 2/15/21 .......................................................................             25,000             26,596
     State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
       5.50%, 8/15/21 .......................................................................             45,000             47,872
     State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
       5.25%, 8/15/30 .......................................................................            230,000            243,333
     State Supported Debt, Mental Health Services Facilities Improvement, Series B,
       MBIA Insured, 5.25%, 8/15/31 .........................................................          3,640,000          3,544,159
     State Supported Debt, Mental Health Services Facilities Improvement, Series B,
       MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ...........................................          2,385,000          2,557,698
     State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%,
       5/15/17 ..............................................................................            420,000            426,346
     State Supported Debt, State University Educational Facilities, Pre-Refunded,
       5.125%, 5/15/21 ......................................................................         10,985,000         11,149,336
     State Supported Debt, State University Educational Facilities, Refunding, 5.00%,
       5/15/17 ..............................................................................          3,180,000          3,211,355
     State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
       5/15/21 ..............................................................................          1,105,000          1,110,315
     State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
       7/01/19 ..............................................................................          4,610,000          4,675,831
     State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
       7/01/28 ..............................................................................         16,360,000         15,634,925
     State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
       7/01/19 ..............................................................................          2,620,000          2,732,031
     State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
       7/01/28 ..............................................................................          9,315,000          9,713,309
     State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ...............          9,500,000         10,120,825
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 ......................................          3,005,000          3,014,436
     W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ...................................          6,800,000          6,810,472
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 .....................................         13,260,000         13,262,519
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 .....................................         23,510,000         23,423,953
  New York State Dormitory Authority State Personal Income Tax Revenue, Education,
     Series A, 5.00%, 3/15/36 ...............................................................          7,395,000          7,135,657
     Series A, 5.00%, 3/15/37 ...............................................................         12,500,000         12,036,750
     Series A, AMBAC Insured, 5.00%, 3/15/34 ................................................         10,325,000          9,918,298
     Series C, 5.00%, 12/15/35 ..............................................................         34,000,000         32,858,280
     Series D, 5.00%, 3/15/36 ...............................................................         30,000,000         28,947,900
  New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
    Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ............................         20,000,000         20,176,200
  New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
    6/15/14 .................................................................................          1,190,000          1,193,987
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds,
        Pooled Financing, Series B, 5.25%, 5/15/31 ..........................................          9,595,000          9,720,790
        Series C, 5.25%, 6/15/31 ............................................................         37,600,000         38,104,592


                                         Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State HFA Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ...............................................................   $        330,000   $        330,614
     Series A, 6.50%, 3/15/25 ...............................................................            860,000            861,600
     Series A, 6.00%, 3/15/26 ...............................................................            970,000            981,252
     Series A-2003, 6.375%, 9/15/15 .........................................................             30,000             30,054
     Series C, 6.30%, 3/15/22 ...............................................................          1,950,000          1,953,432
     Series C, 5.50%, 3/15/25 ...............................................................         17,015,000         17,193,828
  New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
     Series A,
      FGIC Insured, 5.00%, 9/15/34 ..........................................................         11,580,000         10,977,493
      Pre-Refunded, 5.125%, 9/15/28 .........................................................         12,425,000         13,437,637
  New York State HFAR,
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ..............................          4,005,000          4,005,160
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ............         19,670,000         19,698,915
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ...........         26,570,000         26,593,382
     MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ................................          2,280,000          2,249,471
     MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ...........................................             80,000             79,979
  New York State Local Government Assistance Corp. Revenue, Series B, MBIA Insured,
    Pre-Refunded, 4.875%, 4/01/20 ...........................................................          4,080,000          4,128,307
  New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 .....         10,235,000         10,265,910
     Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 .......................          7,200,000          7,222,392
     Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 ......................          5,880,000          5,898,640
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 .......................         13,200,000         13,241,844
     Security Mortgage, 2006, Series A, 6.375%, 11/15/20 ....................................          7,090,000          7,110,986
  New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
     5.25%, 6/01/21 .........................................................................          5,110,000          5,191,351
     5.25%, 12/01/21 ........................................................................          8,025,000          8,152,758
     5.25%, 6/01/22 .........................................................................          3,400,000          3,444,744
     5.25%, 12/01/22 ........................................................................          5,000,000          5,065,800
     5.00%, 6/01/23 .........................................................................          5,925,000          5,849,930
     5.00%, 12/01/23 ........................................................................          3,000,000          2,961,180
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 ...........................................................         4,145,000          4,183,466
  New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ...............................................................................          2,000,000          2,010,800
     11/15/40 ...............................................................................          9,000,000          8,971,380
  New York State Thruway Authority General Revenue,
     AMBAC Insured, 5.00%, 1/01/30 ..........................................................         10,000,000          9,614,000
     Refunding, Series G, FSA Insured, 5.00%, 1/01/30 .......................................         10,000,000          9,804,000
     Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 ......................................         55,810,000         53,188,046
     Revenue, Series G, FSA Insured, 5.00%, 1/01/32 .........................................         35,000,000         34,187,650
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 .....................................         20,000,000         20,524,800
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 .....................................         18,835,000         19,209,251
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 ...................................          9,000,000          9,338,670
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 .................................          2,000,000          2,139,740
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 .................................          2,000,000          2,139,740


12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
    Series A, 5.00%, 3/15/22 ................................................................   $     14,270,000   $     14,347,201
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ...........................................         10,555,000         11,224,293
     Pre-Refunded, 5.75%, 4/01/19 ...........................................................         30,000,000         31,382,100
  New York State Urban Development Corp. Revenue,
     Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 .......         21,055,000         21,712,548
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
       1/01/29 ..............................................................................         34,135,000         35,491,525
     Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded, 5.25%,
       1/01/30 ..............................................................................         10,000,000         10,623,600
     FGIC Insured, 5.00%, 3/15/29 ...........................................................          7,000,000          6,778,660
     Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 ............          4,900,000          5,259,464
     Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 ..........................          3,225,000          3,461,586
     Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 ..........         20,000,000         21,522,000
     State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded, 5.00%,
       3/15/33 ..............................................................................         11,010,000         11,844,118
     State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 ........          9,000,000          9,711,810
  Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%,
    6/15/28 .................................................................................          5,000,000          5,088,900
  Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 ......          9,000,000          8,831,340
  Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, zero cpn., 4/01/30 .............................................         21,170,000          5,685,627
  Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
    5.50%, 7/01/19 ..........................................................................          3,400,000          3,565,070
  Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Forty-Eighth
    Series, FSA Insured, 5.00%, 8/15/34 .....................................................         30,000,000         29,395,500
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
    Nursing Home,
     Series A, 6.90%, 6/01/24 ...............................................................          9,210,000          9,228,328
     Series B, 6.90%, 6/01/24 ...............................................................          3,080,000          3,086,129
  Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
     10/15/27 ...............................................................................          3,885,000          4,195,839
     10/15/28 ...............................................................................          2,000,000          2,160,020
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
     10/15/29 ...............................................................................         22,500,000         21,664,350
     10/15/32 ...............................................................................        104,975,000        100,388,642
  St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
    5.50%, 7/01/29 ..........................................................................          6,000,000          6,295,320
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
    Complex, AMBAC Insured, 5.00%, 4/15/16 ..................................................          2,720,000          2,787,021
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 .........................................................................          4,000,000          3,563,440
     5.375%, 1/01/23 ........................................................................          4,760,000          3,780,487
  Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ....          7,510,000          8,069,570
  Triborough Bridge and Tunnel Authority Revenues,
     5.00%, 11/15/24 ........................................................................          6,965,000          6,948,841
     5.00%, 11/15/32 ........................................................................         20,000,000         19,391,600
     5.00%, 11/15/37 ........................................................................         30,000,000         28,788,600


                                         Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Triborough Bridge and Tunnel Authority Revenues,
     Convention Center Project, Series E, zero cpn., 1/01/12 ................................   $     21,625,000   $     18,594,040
     General, Series A, 5.00%, 11/15/35 .....................................................          9,155,000          8,822,124
     General Purpose, Refunding, Series A, 5.00%, 1/01/27 ...................................         34,500,000         33,837,600
     General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 .....................          3,770,000          3,707,870
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 .................................         17,175,000         17,029,356
     General Purpose, Refunding, Series B, 5.00%, 11/15/32 ..................................         10,000,000          9,695,800
     General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ....................         10,000,000         10,003,400
     General Purpose, Series A, 5.00%, 1/01/32 ..............................................          6,110,000          5,927,494
     General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ..................         20,230,000         21,551,828
     General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ...............................         24,310,000         26,007,081
     General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ................................         34,340,000         36,583,776
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ..................          4,110,000          4,308,349
     General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ................................         15,000,000         15,723,900
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ................................         32,185,000         34,828,032
     Refunding, MBIA Insured, 5.00%, 11/15/26 ...............................................         10,000,000          9,963,200
     Refunding, MBIA Insured, 5.00%, 11/15/32 ...............................................         22,875,000         22,522,496
     Series A, FGIC Insured, 5.00%, 1/01/32 .................................................          1,970,000          1,911,156
     sub. bond, AMBAC Insured, 5.00%, 11/15/28 ..............................................         15,000,000         14,658,450
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, Pre-Refunded,
    6.25%,
     7/15/27 ................................................................................         35,000,000         37,087,400
     7/15/34 ................................................................................         40,000,000         42,385,600
  United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
     7/01/23 ................................................................................          2,500,000          2,505,175
     7/01/25 ................................................................................          2,000,000          2,004,140
  Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
     5.40%, 7/15/30 .........................................................................          1,000,000            989,690
     Series A, 5.50%, 7/15/29 ...............................................................          5,170,000          5,174,343
     Series A, Pre-Refunded, 5.50%, 7/15/29 .................................................          4,745,000          5,029,890
  Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 ..          8,115,000          7,905,795
  Westchester Tobacco Asset Securitization Corp. Revenue,
     Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 .....................................         15,000,000         16,437,300
     Refunding, 5.00%, 6/01/26 ..............................................................          2,000,000          1,871,760
     Refunding, 5.125%, 6/01/38 .............................................................          7,000,000          6,132,350
  Yonkers GO,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 ......................................          7,710,000          7,379,164
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 ......................................         17,130,000         16,201,554
     Series A, AMBAC Insured, 5.00%, 9/01/31 ................................................         12,490,000         11,845,266
                                                                                                                   -----------------
                                                                                                                      4,730,700,017
                                                                                                                   -----------------
  U.S. TERRITORIES 0.7%
  PUERTO RICO 0.6%
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded,
     5.00%, 7/01/36 .........................................................................          4,000,000          4,321,720
     5.50%, 7/01/36 .........................................................................         10,000,000         11,157,300


14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, 5.00%, 7/01/38 ....................................................   $        575,000   $        528,810
     Series A, Pre-Refunded, 5.00%, 7/01/38 .................................................         11,425,000         11,634,421
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ..............................................          4,000,000          4,234,440
                                                                                                                   -----------------
                                                                                                                         31,876,691
                                                                                                                   -----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ...............................................................................          2,500,000          2,534,700
     10/01/18 ...............................................................................          2,500,000          2,517,125
                                                                                                                   -----------------
                                                                                                                          5,051,825
                                                                                                                   -----------------
  TOTAL U.S. TERRITORIES ....................................................................                            36,928,516
                                                                                                                   -----------------
  TOTAL LONG TERM INVESTMENTS (COST $4,733,598,170) .........................................                         4,767,628,533
                                                                                                                   -----------------
  SHORT TERM INVESTMENTS 3.3%
  MUNICIPAL BONDS 3.3%
  NEW YORK 2.8%
b Great Neck North Water Authority Water System Revenue, Series A, FGIC Insured, Weekly VRDN
    and Put, 10.94%, 1/01/20 ................................................................         10,914,000         10,914,000
b Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
    Weekly VRDN and Put, 5.25%, 6/01/34 .....................................................          2,485,000          2,485,000
b MTA Dedicated Tax Fund Revenue, Series D-1, AMBAC Insured, Weekly VRDN and Put, 9.97%,
    11/01/34 ................................................................................          7,040,000          7,040,000
b MTA Revenue,
     Sub Series A-3, XLCA Insured, Weekly VRDN and Put, 8.50%, 11/01/34 .....................         35,135,000         35,135,000
     Transportation, Sub Series G-2, Daily VRDN and Put, 3.95%, 11/01/26 ....................         10,300,000         10,300,000
b Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series E,
    AMBAC Insured, Weekly VRDN and Put, 6.00%, 11/15/24 ....................................          4,600,000          4,600,000
b New York City GO,
     Sub Series A-4, Daily VRDN and Put, 3.05%, 8/01/23 .....................................          4,625,000          4,625,000
     Sub Series H-1, Daily VRDN and Put, 3.05%, 3/01/34 .....................................          8,000,000          8,000,000
     Sub Series H-4, Daily VRDN and Put, 3.10%, 3/01/34 .....................................            100,000            100,000
b New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
     Sub Series 1C, Daily VRDN and Put, 4.00%, 11/01/22 .....................................          4,900,000          4,900,000
b New York State Dormitory Authority Revenues, Non-State Supported Debt, University of
    Rochester, Refunding, Series B-1, MBIA Insured, Weekly VRDN and Put, 9.00%, 7/01/24 .....          5,505,000          5,505,000
b New York State Dormitory Authority State Personal Income Tax Revenue, Education,
    Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 9.97%, 3/15/32 .................         15,000,000         15,000,000
b New York State Urban Development Corp. Revenue, State Facilities and Equipment,
    Refunding, Sub Series A-3-C, Weekly VRDN and Put, 10.94%, 3/15/33 .......................         29,830,000         29,830,000
                                                                                                                   -----------------
                                                                                                                        138,434,000
                                                                                                                   -----------------


                                         Quarterly Statement of Investments | 15

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT MUNICIPAL BONDS (CONTINUED)
  TERM INVESTMENTS (CONTINUED)
  U.S. TERRITORIES 0.5%
  PUERTO RICO 0.5%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-5, FGIC Insured,
    Weekly VRDN and Put, 9.00%, 7/01/32 .....................................................   $     23,000,000   $     23,000,000
                                                                                                                   -----------------
  TOTAL SHORT TERM INVESTMENTS (COST $167,969,855) ..........................................                           161,434,000
                                                                                                                   -----------------
  TOTAL INVESTMENTS (COST $4,901,568,025) 99.4% .............................................                         4,929,062,533

  OTHER ASSETS, LESS LIABILITIES 0.6% .......................................................                            27,823,754
                                                                                                                   -----------------
  NET ASSETS 100.0% .........................................................................                      $  4,956,886,287
                                                                                                                   =================

See Selected Portfolio Abbreviations list on page 17.

a A portion or all of the securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

GLOSSARY OF TERMS

AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance


                                         Quarterly Statement of Investments | 17

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax Free Income Fund (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $  4,900,327,802
                                                               =================

Unrealized appreciation ....................................   $    160,343,914
Unrealized depreciation ....................................       (131,609,183)
                                                               -----------------
Net unrealized appreciation (depreciation) .................   $     28,734,731
                                                               =================

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


18 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    April 25, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  April 25, 2008





                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/25/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration












I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/25/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer